Note 5 - Allowance For Doubtful Accounts And Loans (Details) - Analysis of allowance for doubtful accounts and loans in US Dollars In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2010 JPY (¥)
Analysis of allowance for doubtful accounts and loans in US Dollars [Abstract]
Year ended March 31, 2013	$ 1,874	¥ 176,393	¥ 205,039	¥ 142,871	$ 2,178	¥ 145,918
Year ended March 31, 2013	(190)	(17,934)	(19,878)	(7,376)
Year ended March 31, 2013	$ (114)	¥ (10,712)	¥ 82,046	¥ (10,522)